Associates and Joint Ventures - Summary of Aggregated Financial Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial information of associates and joint ventures [line items]
Share of turnover	£ 33,754	£ 30,821	£ 30,186
Share of after tax (losses)/profits	5,268	4,046	2,169
Share of other comprehensive income	(1,567)	254	713
Share of total comprehensive (expense)/income	3,701	4,300	2,882
Other associates [member]
Disclosure of financial information of associates and joint ventures [line items]
Share of turnover	32	242	252
Share of after tax (losses)/profits	(5)	(2)	(5)
Share of other comprehensive income	0
Share of total comprehensive (expense)/income	£ (5)	£ (2)	£ (5)